Note 7 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 6,282
2018	6,282
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	$ 32,461